Shareholders' capital - Common Shares (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Common Shares Rollforward
Beginning balance (in shares)	689,271,039	683,614,803
Settlement of Purchase Contracts (in shares)	76,909,700	0
Exercise of share-based awards (in shares)	749,522	772,591
Dividend reinvestment plan (in shares)	0	4,370,289
Conversion of convertible debentures (in shares)	0	1,415
Ending balance (in shares)	766,930,261	688,759,098